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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sankaty Advisors, LLC
Address:              111 Huntington Avenue
                      Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title:     Manager
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine             Boston, MA                  2/14/08
----------------------------
       [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
--------------------         -------------------------------------------------
28-_____
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:    152,819
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number            Name
--- ---------------------------------------  ---------------------------------

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
                                              Sankaty Advisors, LLC Form 13F
                                              Information Table as of 12/31/07
                                              -------------------------------
Column 1                Column 2    Column 3  Column 4   Column 5   Column 6   Column 7     Column 8
--------             -------------- --------- ---------  --------  ----------  -------- ----------------
                                                                                        Voting Authority
                                                          Value    Investment   Other   ----------------
Name of Issuer       Title of Class  Cusip     Shares    (x$1000)  Discretion  Managers Sole Shared None
--------------       -------------- --------- ---------  --------  ----------  -------- ---- ------ ----
ARMSTRONG WORLD
 INDS INC NEW             COM       04247X102   139,695  $ 5,603     (OTHER)                         X
BURGER KING HLDGS
 INC                      COM       121208201   668,945  $15,257     (OTHER)                         X
CARROLS RESTAURANT
 GROUP INC                COM       14574X104    86,422  $   828     (OTHER)                         X
CORE MARK HOLDING
 CO INC                   COM       218681104    51,432  $ 1,477     (OTHER)                         X
DDI CORP             COM 0.0001 NEW 233162502 1,754,062  $ 9,875     (OTHER)                         X
EAGLE MATERIALS INC       COM       26969P108   310,000  $10,999     (OTHER)                         X
EL PASO CORP              COM       28336L109 1,250,000  $21,550     (OTHER)                         X
GRAPHIC PACKAGING
 CORP DEL                 COM       388688103 2,719,600  $10,035     (OTHER)                         X
MYLAN INC                 COM       628530107 1,430,000  $20,106     (OTHER)                         X
NVR INC                   COM       62944T105    10,350  $ 5,423     (OTHER)                         X
ROGERS
 COMMUNICATIONS
 INC                      CL B      775109200    31,876  $ 1,434     (OTHER)                         X
SAKS INC                  COM       79377W108   214,100  $ 4,445     (OTHER)                         X
SANDRIDGE ENERGY
 INC                      COM       80007P307   202,300  $ 5,804     (OTHER)                         X
SIRVA INC                 COM       82967Y104    91,800  $     9     (OTHER)                         X
SMTC CORP               COM NEW     832682207    77,160  $   122     (OTHER)                         X
SPANSION INC            COM CL A    84649R101 3,676,108  $14,447     (OTHER)                         X
VONAGE HLDGS CORP         COM       92886T201 2,695,824  $ 6,200     (OTHER)                         X
WARNER MUSIC GROUP
 CORP                     COM       934550104   750,662  $ 3,639     (OTHER)                         X
WILLIAMS COS INC DEL      COM       969457100   435,000  $15,564     (OTHER)                         X